Document and Entity Information	0 Months Ended
Feb. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 02, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb. 02, 2015
Document Effective Date	Feb. 02, 2015
Prospectus Date	Jan. 28, 2015
Poplar Forest Outliers Fund | Class A
Risk/Return:
Trading Symbol	PFOFX
Poplar Forest Outliers Fund | Institutional Class
Risk/Return:
Trading Symbol	IPFOX